INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Reconciliation [Line Items]
Statutory tax rate	(25.00%)	(25.00%)
Change in valuation allowance	25.00%	25.00%
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%